Summary of significant accounting policies (Details) $ in Thousands, ₽ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 03, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 05, 2021 USD ($)	Apr. 05, 2021 EUR (€)	Feb. 03, 2021 RUB (₽)
DisclosureOfBusinessCombinationsLineItems
Goodwill		$ 1,473		$ 1,473
Number of Cash Generating Units				1
Goodwill expected to be deductible for tax purposes		0		$ 0
Profit (loss) before tax		$ (19,638)	$ 10,618	(31,241)	$ 4,508	$ (33,699)
Profit (loss) from continuing operations						$ (33,706)
NX Online LLC and NX Studio LLC
DisclosureOfBusinessCombinationsLineItems
Percentage of voting interst acquired	100.00%								100.00%
Number of russian game development studios acquired	2
Purchase consideration transferred	$ 1,247								₽ 93
NX Studio LLC
DisclosureOfBusinessCombinationsLineItems
Purchase consideration transferred	1,084
Profit (loss) before tax				551
Profit (loss) from continuing operations				346
NX Online LLC
DisclosureOfBusinessCombinationsLineItems
Purchase consideration transferred	$ 163
Profit (loss) before tax				104
Profit (loss) from continuing operations				49
NHW Ltd
DisclosureOfBusinessCombinationsLineItems
Percentage of voting interst acquired							100.00%	100.00%
Purchase consideration transferred							$ 24	€ 20
Profit (loss) before tax				3
Profit (loss) from continuing operations				$ 3